Document and Entity Information	Oct. 13, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001350653
Document Type	8-K
Document Period End Date	Oct. 13, 2020
Entity Registrant Name	ALPHATEC HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-52024
Entity Tax Identification Number	20-2463898
Entity Address, Address Line One	5818 El Camino Real
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(760)
Local Phone Number	431-9286
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $.0001 per share
Trading Symbol	ATEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false